Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	2.58%	2.50%	4.02%
Columbia Global Opportunities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	9.12%	3.97%	4.90%
Without Sales Load [Member] | Columbia Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	8.85%	3.72%	4.65%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	4.40%	(2.07%)	1.00%
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.74%	5.16%	5.51%
MSCI ACWI All Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index (Net)
Average Annual Return, Percent	15.07%	12.52%	9.75%